UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/2009

FORM N-CSR

Item 1.	Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE PORTFOLIO
2	A Letter from the Chairman and CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios, Core Value Portfolio

The Portfolio

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the reporting period of January 1, 2009, through June 30, 2009, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of –1.12%, and its Service shares produced a total return of –1.19%.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index (the “Index”), produced a total return of –2.87% for the same period.2

Despite a deep economic recession and an ongoing banking crisis, stocks rallied in the spring of 2009, offsetting a substantial portion of losses posted earlier in the year. The fund fared relatively well in this economic environment, as the success of its security selection strategy in eight of 10 economic sectors enabled it to produce higher returns than its benchmark.

The Fund’s Investment Approach

The fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. We also focus on a company’s relative value, financial strength, business momentum and likely catalysts that could ignite the stock price.

A Sustained Market Rally Lifted Stock Prices

During the opening months of 2009, the U.S. stock market continued to decline amid a severe recession characterized by rising unemployment, plunging housing prices and depressed consumer confidence.At the same time, the world was in the grip of a global banking crisis, in which massive investment losses led to the failures of some of the world’s major financial institutions.These influences had fueled a severe bear market over the second half of 2008, and additional losses early in the reporting period drove stock market averages to multi-year lows.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

Although economic fundamentals showed few signs of improvement at the time, investor sentiment began to improve in early March as aggressive remedial measures adopted by government and monetary authorities appeared to avert a collapse of the banking system, and investors looked forward to better economic times.As a result, bargain hunters began to bid beaten-down stock prices higher, fueling a sustained market rally that persisted from mid-March through the end of June. The strong rally enabled the market to recover much of the ground it had lost earlier in the reporting period.

Energy and Financial Stocks Drove Fund Performance

When 2009 began, investors were responding indiscriminately to a fear of losses in a bear market rather than the strengths and weaknesses of individual companies and industry groups. However, during the springtime rally, investors refocused on companies’ underlying business fundamentals. Notably, our process of bottom-up stock selection proved effective during both periods. Consequently, the fund ended the reporting period with above-average returns in eight of the 10 economic sectors contained in the benchmark. The fund’s relative performance was especially robust in the energy, financials and information technology sectors.

In the relatively economically sensitive energy sector, an underweighted position in industry bellwether Exxon Mobil proved advantageous as investors sold the integrated energy producer in favor of more aggressive investments. Similarly, the fund benefited from its lack of exposure to another traditionally defensive energy giant, ConocoPhillips. Instead, we emphasized better-performing oil services and exploration-and-production companies, including Occidental Petroleum and XTO Energy.

The battered financials sector rebounded from low levels after it was reported in the spring that major U.S. banks had passed government-ordered “stress tests.” In addition, we successfully avoided most of the credit crisis’s more severely damaged financial institutions in favor of healthier companies, such as NorthernTrust and JPMorgan Chase.The information technology sector represented the fund’s largest overweighted position, a stance that proved successful as pent-up demand for technology upgrades drove stock prices higher for companies that

4

had cut costs during the downturn and are in a good position to grow their earnings when business conditions improve.

The fund’s performance lagged its benchmark in only two market sectors.The fund’s results in the consumer discretionary sector were undermined by its lack of exposure to Ford Motor Company, which gained value despite poor industry conditions as its chief U.S. competitors filed for bankruptcy protection. The fund also did not participate fully in a rebound among retailers, where we preferred relatively defensive investments, such as auto parts seller AutoZone. In the telecommunications services area, the fund did not own Sprint Nextel Corp., which did not meet our investment criteria but rallied strongly due to factors we consider unsustainable.

Positioned for an Economic Recovery

Now more than ever, we believe that a highly disciplined and selective approach to security selection is required to produce consistently superior performance over the long term. Despite the recent market rally, we continue to seek attractively valued opportunities in companies that appear poised to prosper during an economic rebound.

July 15, 2009

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio made available through insurance products may be similar to other funds managed or advised by
Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Portfolio 5

UNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more informa tion, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2009 to June 30, 2009 It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.88	$ 4.93
Ending value (after expenses)	$988.80	$988.10

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.96	$ 5.01
Ending value (after expenses)	$1,019.89	$1,019.84

† Expenses are equal to the portfolio’s annualized expense ratio of .99% for Initial shares and 1.00% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)
Consumer Discretionary—9.0%
AutoZone	770 [a]	116,354
Carnival	12,100	311,817
Gap	9,620	157,768
Home Depot	25,790	609,418
Johnson Controls	7,470 [b]	162,248
Lowe’s Cos	8,080	156,833
News, Cl. A	32,890	299,628
Omnicom Group	13,450	424,751
Staples	7,640	154,099
Time Warner	13,543	341,148
Toll Brothers	6,680 [a]	113,360
		2,847,424
Consumer Staples—9.5%
Cadbury, ADR	8,794	302,513
CVS Caremark	18,850	600,750
Kraft Foods, Cl. A	11,935	302,433
Lorillard	2,310	156,549
PepsiCo	10,490	576,530
Philip Morris International	7,430	324,097
Procter & Gamble	5,610	286,671
Wal-Mart Stores	3,160	153,070
Walgreen	10,060	295,764
		2,998,377
Energy—17.2%
Anadarko Petroleum	3,030	137,531
Chevron	18,950	1,255,438
Devon Energy	3,470	189,115
EOG Resources	2,060	139,915
Exxon Mobil	17,204	1,202,732
Hess	5,760	309,600

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Marathon Oil	10,590	319,077
Occidental Petroleum	19,240	1,266,184
Schlumberger	3,270	176,940
XTO Energy	11,315	431,554
		5,428,086
Financial—25.2%
ACE	3,630	160,555
Aflac	4,910	152,652
Ameriprise Financial	9,360	227,167
AON	10,060	380,972
Bank of America	57,700	761,640
Capital One Financial	3,170	69,360
Chubb	5,460	217,745
Franklin Resources	3,260	234,753
Goldman Sachs Group	3,320	489,501
Invesco	13,480	240,213
JPMorgan Chase & Co.	42,920	1,464,001
Marsh & McLennan Cos.	6,690	134,670
MetLife	15,430	463,054
Moody’s	9,070	238,995
Morgan Stanley	16,700	476,117
PNC Financial Services Group	2,740	106,339
Prudential Financial	3,970	147,763
State Street	7,650	361,080
T. Rowe Price Group	4,890 [b]	203,766
Travelers Cos.	7,340	301,234
U.S. Bancorp	8,890	159,309
Wells Fargo & Co.	40,490	982,287
		7,973,173

8

Common Stocks (continued)	Shares	Value ($)
Health Care—10.7%
AmerisourceBergen	8,780	155,757
Amgen	7,580 [a]	401,285
Boston Scientific	16,500 [a]	167,310
Covidien	8,777	328,611
McKesson	3,350	147,400
Merck & Co.	18,610	520,336
Pfizer	67,990	1,019,850
Schering-Plough	7,540	189,405
Thermo Fisher Scientific	3,570 [a]	145,549
UnitedHealth Group	5,840	145,883
WellPoint	3,260 [a]	165,901
		3,387,287
Industrial—6.8%
Dover	4,960	164,126
Eaton	5,250	234,203
General Electric	51,310	601,353
Honeywell International	5,160	162,024
Raytheon	5,400	239,922
Tyco International	6,327	164,375
Union Pacific	6,160	320,690
United Parcel Service, Cl. B	2,770	138,472
Waste Management	5,094 [b]	143,447
		2,168,612
Information Technology—7.9%
Cisco Systems	24,590 [a]	458,358
EMC	11,810 [a]	154,711
Hewlett-Packard	8,550	330,458
Intel	11,500	190,325
Microsoft	23,840	566,677

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Nokia, ADR	36,930	538,439
QUALCOMM	5,850	264,420
		2,503,388
Materials—2.9%
Air Products & Chemicals	3,520	227,357
Dow Chemical	8,290	133,801
E.I. du Pont de Nemours & Co.	5,410	138,604
Freeport-McMoRan Copper & Gold	8,260	413,909
		913,671
Telecommunication Services—3.1%
AT & T	39,410	978,944
Utilities—7.5%
Entergy	6,350	492,252
Exelon	7,620	390,220
FPL Group	8,350	474,781
NRG Energy	11,820 [a]	306,847
PG & E	3,680	141,459
Questar	9,830	305,320
Southern	8,630	268,911
		2,379,790
Total Common Stocks
(cost $33,693,425)		31,578,752

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $271,000)	271,000 [c]	271,000

10

Investment of Cash Collateral
for Securities Loaned—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $420,965)	420,965 [c]	420,965

Total Investments (cost $34,385,390)	102.0%	32,270,717
Liabilities, Less Cash and Receivables	(2.0%)	(628,272)
Net Assets	100.0%	31,642,445

ADR—American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At June 30, 2009, the total market value of the portfolio’s securities on loan is $405,719 and the total market value of the collateral held by the portfolio is $420,965.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.2	Utilities	7.5
Energy	17.2	Industrial	6.8
Health Care	10.7	Telecommunication Services	3.1
Consumer Staples	9.5	Materials	2.9
Consumer Discretionary	9.0	Money Market Investments	2.2
Information Technology	7.9		102.0

† Based on net assets.
See notes to financial statements.

The Portfolio 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $405,719)—Note 1(b):
Unaffiliated issuers	33,693,425	31,578,752
Affiliated issuers	691,965	691,965
Cash		5,951
Receivable for investment securities sold		524,007
Dividends and interest receivable		43,379
Receivable for shares of Beneficial Interest subscribed		6,015
		32,850,069
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		25,368
Payable for investment securities purchased		717,146
Liability for securities on loan—Note 1(b)		420,965
Payable for shares of Beneficial Interest redeemed		4,608
Accrued expenses		39,537
		1,207,624
Net Assets ($)		31,642,445
Composition of Net Assets ($):
Paid-in capital		43,586,962
Accumulated undistributed investment income—net		316,258
Accumulated net realized gain (loss) on investments		(10,146,102)
Accumulated net unrealized appreciation
(depreciation) on investments		(2,114,673)
Net Assets ($)		31,642,445

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	14,820,267	16,822,178
Shares Outstanding	1,514,139	1,706,190
Net Asset Value Per Share ($)	9.79	9.86

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,145 foreign taxes withheld at source):
Unaffiliated issuers	460,525
Affiliated issuers	125
Interest	3,769
Income from securities lending	2,485
Total Income	466,904
Expenses:
Investment advisory fee—Note 3(a)	113,520
Auditing fees	20,537
Distribution fees—Note 3(b)	20,157
Custodian fees—Note 3(b)	6,883
Prospectus and shareholders’ reports	2,313
Legal fees	1,832
Shareholder servicing costs—Note 3(b)	780
Trustees’ fees and expenses—Note 3(c)	603
Interest expense—Note 2	122
Loan commitment fees—Note 2	66
Registration fees	59
Miscellaneous	8,428
Total Expenses	175,300
Less—waiver of fees due to undertaking—Note 3(a)	(25,041)
Less—reduction in fees due to earnings credits—Note 1(b)	(8)
Net Expenses	150,251
Investment Income—Net	316,653
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,113,050)
Net unrealized appreciation (depreciation) on investments	2,914,004
Net Realized and Unrealized Gain (Loss) on Investments	(1,199,046)
Net (Decrease) in Net Assets Resulting from Operations	(882,393)

See notes to financial statements.

The Portfolio 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	316,653	906,251
Net realized gain (loss) on investments	(4,113,050)	(5,864,375)
Net unrealized appreciation
(depreciation) on investments	2,914,004	(17,323,247)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(882,393)	(22,281,371)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(466,931)	(567,578)
Service Shares	(437,686)	(620,323)
Net realized gain on investments:
Initial Shares	—	(3,076,008)
Service Shares	—	(3,679,023)
Total Dividends	(904,617)	(7,942,932)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	932,981	1,843,001
Service Shares	223,055	681,811
Dividends reinvested:
Initial Shares	466,931	3,643,586
Service Shares	437,686	4,299,346
Cost of shares redeemed:
Initial Shares	(2,400,283)	(7,447,428)
Service Shares	(1,967,644)	(7,457,586)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,307,274)	(4,437,270)
Total Increase (Decrease) in Net Assets	(4,094,284)	(34,661,573)
Net Assets ($):
Beginning of Period	35,736,729	70,398,302
End of Period	31,642,445	35,736,729
Undistributed investment income—net	316,258	904,222

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	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Capital Share Transactions:
Initial Shares
Shares sold	100,405	141,710
Shares issued for dividends reinvested	53,918	244,208
Shares redeemed	(275,260)	(523,016)
Net Increase (Decrease) in Shares Outstanding	(120,937)	(137,098)
Service Shares
Shares sold	24,232	48,660
Shares issued for dividends reinvested	50,193	287,197
Shares redeemed	(218,316)	(543,784)
Net Increase (Decrease) in Shares Outstanding	(143,891)	(207,927)

See notes to financial statements.

The Portfolio 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The portfolio’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the portfolio’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Initial Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.24	18.37	19.50	16.29	15.52	14.08
Investment Operations:
Investment income—net[a]	.09	.25	.31	.26	.20	.17
Net realized and unrealized
gain (loss) on investments	(.24)	(6.14)	.25	3.18	.64	1.46
Total from Investment Operations	(.15)	(5.89)	.56	3.44	.84	1.63
Distributions:
Dividends from
investment income—net	(.30)	(.35)	(.28)	(.23)	(.07)	(.19)
Dividends from net realized
gain on investments	—	(1.89)	(1.41)	—	—	—
Total Distributions	(.30)	(2.24)	(1.69)	(.23)	(.07)	(.19)
Net asset value, end of period	9.79	10.24	18.37	19.50	16.29	15.52
Total Return (%)	(1.12)[b]	(35.91)	3.00	21.31	5.42	11.60
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[c]	.88	.87	.86	.86	.85
Ratio of net expenses
to average net assets	.99[c]	.88[d]	.86	.85	.86[d]	.85[d]
Ratio of net investment income
to average net assets	2.10[c]	1.77	1.63	1.47	1.28	1.16
Portfolio Turnover Rate	37.46[b]	55.84	69.92	44.76	55.38	76.19
Net Assets, end of period
($ x 1,000)	14,820	16,745	32,547	32,517	32,189	35,847

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

Six Months Ended
June 30, 2009			Year Ended December 31,
Service Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.27	18.39	19.52	16.31	15.54	14.08
Investment Operations:
Investment income—net[a]	.10	.23	.28	.23	.18	.14
Net realized and unrealized
gain (loss) on investments	(.25)	(6.14)	.26	3.18	.63	1.47
Total from Investment Operations	(.15)	(5.91)	.54	3.41	.81	1.61
Distributions:
Dividends from
investment income—net	(.26)	(.32)	(.26)	(.20)	(.04)	(.15)
Dividends from net realized
gain on investments	—	(1.89)	(1.41)	—	—	—
Total Distributions	(.26)	(2.21)	(1.67)	(.20)	(.04)	(.15)
Net asset value, end of period	9.86	10.27	18.39	19.52	16.31	15.54
Total Return (%)	(1.19)[b]	(35.93)	2.79	21.16	5.25	11.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27[c]	1.13	1.12	1.11	1.11	1.10
Ratio of net expenses
to average net assets	1.00[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	2.08[c]	1.65	1.50	1.32	1.14	.99
Portfolio Turnover Rate	37.46[b]	55.84	69.92	44.76	55.38	76.19
Net Assets, end of period
($ x 1,000)	16,822	18,992	37,851	41,395	39,646	43,059

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Portfolio 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to provide long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the portfolio’s shares, which are sold without a sales charge. The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown.The portfolio does not anticipate recognizing any loss related to these arrangements.

18

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The portfolio adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the portfolio’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities—
Domestic	30,737,800	—	—	30,737,800
Equity Securities—
Foreign	840,952	—	—	840,952
Mutual Funds	691,965	—	—	691,965
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

20

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has arrangements with the custodian and cash management bank whereby the portfolio may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009,The Bank of NewYork Mellon earned $1,065 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the portfolio did not have any liabilities for any uncertain tax positions.The portfolio recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The portfolio has an unused capital loss carryover of $3,465,952 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $1,189,171 and long-term capital gains $6,753,761.The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Line of Credit:

The portfolio participates with other Dreyfus-managed funds in a $300 million unsecured line of credit with BNYM Facility primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility.

The average amount of borrowings outstanding under the BNYM Facility during the period ended June 30, 2009, was approximately $27,400, with a related weighted average annualized interest rate of .90%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed, from January 1, 2009 to July 31, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the average daily net assets of such class. During the period ended June 30, 2009, the Manager waived receipt of fees of $25,041, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2009, Service shares were charged $20,157 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2009, the portfolio was charged $51 pursuant to the transfer agency agreement.

The portfolio compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended June 30, 2009, the portfolio was charged $8 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreements.

The portfolio also compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2009, the portfolio was charged $6,883 pursuant to the custody agreement.

During the period ended June 30, 2009, the portfolio was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $19,757, Rule 12b-1 distribution plan fees $3,505, custodian fees $4,230, chief compliance officer fees $1,670 and transfer agency per account fees $20, which are offset against an expense reimbursement currently in effect in the amount of $3,814.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $11,469,062 and $14,092,732, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized depreciation on investments was $2,114,673, consisting of $2,405,455 gross unrealized appreciation and $4,520,128 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Portfolio 25

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE PORTFOLIO
2	A Letter from the Chairman and CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios, MidCap Stock Portfolio

The Portfolio

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Michael Dunn, Oliver Buckley, Langton C. Garvin and Patrick Slattery, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 8.17%, and its Service shares produced a total return of 8.16%.1 In comparison, the portfolio’s benchmark, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), produced a total return of 8.47% for the same period.2 Stocks bounced back from earlier, recession-related declines during the final four months of the reporting period. Midcap stocks produced particularly robust returns, outperforming their large- and small-cap counterparts by a significant margin.The fund participated in the market’s recovery, modestly lagging the benchmark’s return primarily due to somewhat better returns of stocks with unattractive growth/momentum characteristics during the market rally in April.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of midsize companies.The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Stocks Rallied on Expectations of Improving Fundamentals

During the opening months of 2009, the U.S. stock market continued to decline amid a severe recession characterized by rising unemployment, plunging housing prices and depressed consumer confidence.At the same time, the world was in the grip of a global banking crisis, in which massive investment losses led to the failures of some of the world’s major financial institutions.These influences had fueled a severe

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

bear market over the second half of 2008, and additional losses early in the reporting period drove stock market averages to multi-year lows. Although economic fundamentals showed few signs of improvement at the time, market sentiment grew more optimistic in early March as aggressive remedial measures adopted by government and monetary authorities appeared to avert a collapse of the banking system, and investors looked forward to better economic times. Bargain hunters began to bid beaten-down stock prices higher, fueling a rally led by lower priced, more speculative companies. By May, the market generally had recovered all the ground it lost earlier in the year. Stock prices slowed their advance in May and June as the rally broadened to include a wider cross-section of stocks.

Effectiveness of Some Quantitative Factors Shifted

While the fund’s value-oriented stock selection factors contributed positively to performance throughout the reporting period, momentum-related factors proved less predictive. In particular, price and earnings momentum factors, while positive during January 2009, detracted from performance during much of the remainder of the reporting period. In addition, due to the uncertainties affecting credit markets, the portfolio maintained a mild tilt in favor of companies with relatively little leverage, a stance that bolstered performance as stocks sank, but impeded gains during the sharp March-April rally. On balance, the fund roughly matched the benchmark’s returns after outperforming during the first half of the period and lagging in the second half.

Individual Stock Selections Drove Performance

Consistent with our disciplined, sector- and industry-neutral investment approach, individual stock selections were the primary drivers of the fund’s performance during the reporting period.The portfolio held several winners in the consumer staples and consumer durables sectors. These included two restaurant chains, The Cheesecake Factory and Brinker International, both of which controlled costs and cut prices to attract budget-conscious customers. Similarly, clothing retailer Aeropostale beat sales expectations on the strength of its execution as a value price leader. Soft drink bottler PepsiAmericas rose sharply on news of a buyout offer from PepsiCo.

Investments in other market sectors further contributed to the fund’s relative performance on the basis of better-than-expected financial

4

results.Top holdings included communications network infrastructure provider CommScope, computer hard drive maker Western Digital, biotechnology tools company Life Technologies (which was sold in the period), chemicals producer Terra Industries and metals fabricator Reliance Steel & Aluminum.

Conversely, several holdings detracted from the fund’s relative returns after the companies missed earnings estimates and/or reduced future guidance. Notably weak performers included financial services providers StanCorp Financial Group and Weingarten Realty Investors Trust; utility companies CenterPoint Energy (which was sold during the period) and Hawaiian Electric Industries; technology consultant Gartner; and contract research firm Pharmaceutical Product Development.

Managing the Fund’s Risk Profile

As of midyear, the fund has maintained its sector- and industry-neutral approach, controlling risk by avoiding unintended over- or under-exposures to any one investment area.At a time of ongoing disquiet in global credit markets, we also have continued to place slightly greater emphasis than usual on companies with strong balance sheets and relatively little leverage. However, these risk controls have not altered our primary focus, which remains the disciplined application of the portfolio’s individual stock selection process.

July 15, 2009

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to other funds managed or advised by
Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the portfolio’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market.

The Portfolio 5

UNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.34	$ 4.65
Ending value (after expenses)	$1,081.70	$1,081.60

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.21	$ 4.51
Ending value (after expenses)	$1,020.63	$1,020.33

† Expenses are equal to the portfolio’s annualized expense ratio of .84% for Initial shares and .90% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

Common Stocks—99.1%	Shares	Value ($)
Consumer Discretionary—16.8%
Advance Auto Parts	38,400	1,593,216
Aeropostale	35,275 [a,b]	1,208,874
Apollo Group, Cl. A	9,900 [b]	704,088
AutoNation	22,100 [a,b]	383,435
Brinker International	67,350	1,146,970
Callaway Golf	42,500	215,475
Carlisle Cos.	47,300	1,137,092
Cheesecake Factory	72,700 [b]	1,257,710
Cintas	18,900	431,676
Dollar Tree	37,700 [b]	1,587,170
Family Dollar Stores	21,250	601,375
Foot Locker	107,800	1,128,666
GameStop, Cl. A	13,500 [b]	297,135
Gentex	40,350	468,060
Genuine Parts	21,000 [a]	704,760
ITT Educational Services	16,100 [a,b]	1,620,626
Marvel Entertainment	27,800 [a,b]	989,402
Panera Bread, Cl. A	23,400 [a,b]	1,166,724
PetSmart	35,500	761,830
Regis	9,400	163,654
Scotts Miracle-Gro, Cl. A	21,900 [a]	767,595
SEACOR Holdings	7,400 [b]	556,776
Strayer Education	3,300 [a]	719,763
Timberland, Cl. A	26,700 [b]	354,309
Toll Brothers	36,500 [b]	619,405
Urban Outfitters	29,400 [b]	613,578
Warnaco Group	26,650 [b]	863,460
		22,062,824
Consumer Staples—4.8%
BJ’s Wholesale Club	42,600 [a,b]	1,372,998
Dean Foods	24,300 [b]	466,317
Energizer Holdings	4,600 [b]	240,304
Hansen Natural	10,300 [a,b]	317,446
Hormel Foods	23,350	806,509
Lancaster Colony	24,400	1,075,308

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
PepsiAmericas	10,900	292,229
Pulte Homes	76,500 [a]	675,495
Universal	31,800 [a]	1,052,898
		6,299,504
Energy—6.3%
Arch Coal	38,800 [a]	596,356
Cameron International	31,600 [b]	894,280
Comstock Resources	47,900 [b]	1,583,095
Encore Acquisition	62,600 [b]	1,931,210
Frontier Oil	76,200	998,982
Patterson-UTI Energy	66,100	850,046
Southern Union	52,000	956,280
Tesoro	37,600 [a]	478,648
		8,288,897
Financial—17.7%
Alexandria Real Estate Equities	14,200 [a]	508,218
American Financial Group	68,175	1,471,216
Ameriprise Financial	23,800	577,626
Apartment Investment & Management, Cl. A	65,398 [a]	578,772
Camden Property Trust	32,700	902,520
Cincinnati Financial	49,100	1,097,385
FirstMerit	77,065 [a]	1,308,564
HCC Insurance Holdings	55,550	1,333,756
Hospitality Properties Trust	76,200 [a]	906,018
Hudson City Bancorp	98,800	1,313,052
Liberty Property Trust	27,000	622,080
M & T Bank	5,700 [a]	290,301
Macerich	23,700 [a]	417,357
Nasdaq OMX Group	30,600 [b]	652,086
Nationwide Health Properties	28,000	720,720
New York Community Bancorp	61,400	656,366
Old Republic International	49,800	490,530
Principal Financial Group	23,500	442,740
Public Storage	6,500	425,620
Raymond James Financial	92,100 [a]	1,585,041
Reinsurance Group of America	19,400	677,254

8

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
StanCorp Financial Group	55,000	1,577,400
SVB Financial Group	19,000 [a,b]	517,180
Transatlantic Holdings	13,800	597,954
UDR	93,571 [a]	966,588
Unum Group	17,000	269,620
Weingarten Realty Investors Trust	69,800 [a]	1,012,798
Westamerica Bancorporation	26,200 [a]	1,299,782
		23,218,544
Health Care—12.3%
Cooper	6,700	165,691
Edwards Lifesciences	10,600 [b]	721,118
Endo Pharmaceuticals Holdings	60,600 [b]	1,085,952
Gen-Probe	31,100 [b]	1,336,678
Humana	35,500 [b]	1,145,230
IDEXX Laboratories	6,800 [a,b]	314,160
LifePoint Hospitals	44,500 [a,b]	1,168,125
Lincare Holdings	36,600 [b]	860,832
Omnicare	42,400	1,092,224
OSI Pharmaceuticals	40,700 [a,b]	1,148,961
Pharmaceutical Product Development	50,900	1,181,898
Resmed	17,300 [b]	704,629
Sepracor	52,500 [b]	909,300
STERIS	46,000 [a]	1,199,680
Techne	13,600	867,816
Valeant Pharmaceuticals International	55,000 [a,b]	1,414,600
Varian Medical Systems	17,400 [b]	611,436
Warner Chilcott, Cl. A	19,100 [a,b]	251,165
		16,179,495
Industrial—11.8%
AGCO	41,650 [a,b]	1,210,766
Brink’s	29,600	859,288
Bucyrus International	7,500 [a]	214,200
Dycom Industries	119,200 [b]	1,319,544
Expeditors International Washington	18,400	613,456
Gardner Denver	29,200 [b]	734,964
GATX	26,200 [a]	673,864

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Granite Construction	20,300 [a]	675,584
Hubbell, Cl. B	47,350	1,518,041
Jacobs Engineering Group	20,900 [b]	879,681
Joy Global	32,600 [a]	1,164,472
KBR	33,000	608,520
MPS Group	37,300 [b]	284,972
Nordson	16,100 [a]	622,426
Oshkosh	55,500	806,970
Pitney Bowes	17,700	388,161
Rent-A-Center	20,000 [b]	356,600
SPX	22,550	1,104,274
Stericycle	4,400 [b]	226,732
Timken	35,400	604,632
URS	12,000 [b]	594,240
		15,461,387
Information Technology—16.9%
Akamai Technologies	19,700 [b]	377,846
Alliance Data Systems	27,300 [a,b]	1,124,487
Avnet	27,300 [b]	574,119
CA	36,900	643,167
CommScope	46,700 [b]	1,226,342
Computer Sciences	33,100 [b]	1,466,330
Cypress Semiconductor	150,000 [a,b]	1,380,000
F5 Networks	39,400 [b]	1,362,846
FactSet Research Systems	7,100 [a]	354,077
Fair Isaac	40,000 [a]	618,400
Gartner	70,300 [a,b]	1,072,778
Global Payments	3,600	134,856
Harris	17,900	507,644
Ingram Micro, Cl. A	36,700 [b]	642,250
Integrated Device Technology	131,600 [b]	794,864
Intersil, Cl. A	67,700	850,989
Jabil Circuit	17,600	130,592
L-3 Communications Holdings	15,500	1,075,390
Mettler-Toledo International	12,100 [a,b]	933,515

10

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
NCR	39,200 [b]	463,736
Novellus Systems	16,300 [b]	272,210
Parametric Technology	38,800 [b]	453,572
Semtech	37,600 [b]	598,216
Sybase	36,800 [a,b]	1,153,312
Synopsys	71,500 [b]	1,394,965
Tech Data	55,900 [b]	1,828,489
Western Digital	29,850 [b]	791,025
		22,226,017
Materials—6.8%
Crown Holdings	45,400 [b]	1,095,956
FMC	22,300	1,054,790
Minerals Technologies	37,800	1,361,556
Olin	35,100	417,339
Pactiv	31,700 [b]	687,890
Potlatch	18,800 [a]	456,652
Reliance Steel & Aluminum	26,400 [a]	1,013,496
Temple-Inland	44,100 [a]	578,592
Terra Industries	21,400	518,308
Titanium Metals	50,900 [a]	467,771
Worthington Industries	99,800 [a]	1,276,442
		8,928,792
Telecommunications—.6%
Telephone & Data Systems	29,600	837,680
Utilities—5.1%
Alliant Energy	35,450	926,309
Hawaiian Electric Industries	32,200 [a]	613,732
IDACORP	26,800	700,552
NV Energy	136,000	1,467,440
UGI	83,800	2,136,062
WGL Holdings	26,100	835,722
		6,679,817
Total Common Stocks
(cost $154,473,264)		130,182,957

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,139,000)	2,139,000 [c]	2,139,000

Investment of Cash Collateral
for Securities Loaned—25.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $32,928,158)	32,928,158 [c]	32,928,158

Total Investments (cost $189,540,422)	125.8%	165,250,115
Liabilities, Less Cash and Receivables	(25.8%)	(33,909,379)
Net Assets	100.0%	131,340,736

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the portfolio’s securities on loan is $31,908,779 and the total market value of the collateral held by the portfolio is $32,928,158.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investments	26.7	Materials	6.8
Financial	17.7	Energy	6.3
Information Technology	16.9	Utilities	5.1
Consumer Discretionary	16.8	Consumer Staples	4.8
Health Care	12.3	Telecommunications	.6
Industrial	11.8		125.8

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $31,908,779)—Note 1(b):
Unaffiliated issuers	154,473,264	130,182,957
Affiliated issuers	35,067,158	35,067,158
Cash		20,843
Dividends and interest receivable		150,337
Receivable for shares of Beneficial Interest subscribed		8,267
Prepaid expenses		530
		165,430,092
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		90,982
Liability for securities on loan—Note 1(b)		32,928,158
Payable for investment securities purchased		826,470
Payable for shares of Beneficial Interest redeemed		197,026
Accrued expenses		46,720
		34,089,356
Net Assets ($)		131,340,736
Composition of Net Assets ($):
Paid-in capital		230,725,127
Accumulated undistributed investment income—net		783,333
Accumulated net realized gain (loss) on investments		(75,877,417)
Accumulated net unrealized appreciation
(depreciation) on investments		(24,290,307)
Net Assets ($)		131,340,736

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	117,508,688	13,832,048
Shares Outstanding	14,064,551	1,654,770
Net Asset Value Per Share ($)	8.35	8.36

See notes to financial statements.

The Portfolio 13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,232,337
Affiliated issuers	703
Income from securities lending	63,771
Interest	21,862
Total Income	1,318,673
Expenses:
Investment advisory fee—Note 3(a)	472,148
Professional fees	28,986
Distribution fees—Note 3(b)	16,094
Custodian fees—Note 3(b)	7,126
Prospectus and shareholders’ reports	6,170
Shareholder servicing costs—Note 3(b)	3,312
Trustees’ fees and expenses—Note 3(c)	1,379
Interest expense—Note 2	115
Miscellaneous	8,300
Total Expenses	543,630
Less—reduction in management fee
due to undertaking—Note 3(a)	(12,090)
Less—reduction in fees due to
earnings credits—Note 1(b)	(60)
Net Expenses	531,480
Investment Income—Net	787,193
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(27,700,388)
Net unrealized appreciation (depreciation) on investments	36,051,635
Net Realized and Unrealized Gain (Loss) on Investments	8,351,247
Net Increase in Net Assets Resulting from Operations	9,138,440

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	787,193	1,775,348
Net realized gain (loss) on investments	(27,700,388)	(47,478,589)
Net unrealized appreciation
(depreciation) on investments	36,051,635	(62,203,761)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,138,440	(107,907,002)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,799,027)	(2,075,788)
Service Shares	(141,551)	(242,422)
Net realized gain on investments:
Initial Shares	—	(33,614,382)
Service Shares	—	(4,819,634)
Total Dividends	(1,940,578)	(40,752,226)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,967,515	12,611,543
Service Shares	535,620	1,952,930
Dividends reinvested:
Initial Shares	1,799,027	35,690,170
Service Shares	141,551	5,062,056
Cost of shares redeemed:
Initial Shares	(20,303,373)	(66,932,776)
Service Shares	(1,579,999)	(16,753,669)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(15,439,659)	(28,369,746)
Total Increase (Decrease) in Net Assets	(8,241,797)	(177,028,974)
Net Assets ($):
Beginning of Period	139,582,533	316,611,507
End of Period	131,340,736	139,582,533
Undistributed investment income—net	783,333	1,936,718

The Portfolio 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Capital Share Transactions:
Initial Shares
Shares sold	526,042	1,081,397
Shares issued for dividends reinvested	248,142	2,979,146
Shares redeemed	(2,717,831)	(5,935,391)
Net Increase (Decrease) in Shares Outstanding	(1,943,647)	(1,874,848)
Service Shares
Shares sold	69,006	169,431
Shares issued for dividends reinvested	19,525	423,958
Shares redeemed	(209,395)	(1,342,551)
Net Increase (Decrease) in Shares Outstanding	(120,864)	(749,162)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The portfolio’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the portfolio’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Initial Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.85	15.52	17.39	19.15	17.62	15.82
Investment Operations:
Investment income—net[a]	.05	.09	.12	.08	.08	.07
Net realized and unrealized
gain (loss) on investments	.57	(5.63)	.19	1.39	1.53	2.22
Total from Investment Operations	.62	(5.54)	.31	1.47	1.61	2.29
Distributions:
Dividends from
investment income—net	(.12)	(.12)	(.07)	(.07)	(.01)	(.07)
Dividends from net realized
gain on investments	—	(2.01)	(2.11)	(3.16)	(.07)	(.42)
Total Distributions	(.12)	(2.13)	(2.18)	(3.23)	(.08)	(.49)
Net asset value, end of period	8.35	7.85	15.52	17.39	19.15	17.62
Total Return (%)	8.17[b]	(40.42)	1.50	7.75	9.17	14.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[c]	.82	.80	.80	.79	.78
Ratio of net expenses
to average net assets	.84[c,d]	.81	.80[d]	.80[d]	.79[d]	.78[d]
Ratio of net investment income
to average net assets	1.26[c]	.76	.73	.48	.43	.43
Portfolio Turnover Rate	39.23[b]	86.74	116.83	149.02	99.27	79.75
Net Assets, end of period
($ x 1,000)	117,509 125,701		277,602	338,081	362,789	344,979

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Portfolio 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Service Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.82	15.45	17.31	19.06	17.57	15.77
Investment Operations:
Investment income—net[a]	.05	.08	.09	.06	.04	.04
Net realized and unrealized
gain (loss) on investments	.58	(5.60)	.21	1.39	1.52	2.21
Total from Investment Operations	.63	(5.52)	.30	1.45	1.56	2.25
Distributions:
Dividends from
investment income—net	(.09)	(.10)	(.05)	(.04)	—	(.03)
Dividends from net realized
gain on investments	—	(2.01)	(2.11)	(3.16)	(.07)	(.42)
Total Distributions	(.09)	(2.11)	(2.16)	(3.20)	(.07)	(.45)
Net asset value, end of period	8.36	7.82	15.45	17.31	19.06	17.57
Total Return (%)	8.16[b]	(40.44)	1.39	7.68	8.93	14.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[c]	1.06	1.05	1.05	1.04	1.03
Ratio of net expenses
to average net assets	.90[c]	.90	.90	.91	1.00	1.00
Ratio of net investment income
to average net assets	1.20[c]	.62	.58	.37	.22	.22
Portfolio Turnover Rate	39.23[b]	86.74	116.83	149.02	99.27	79.75
Net Assets, end of period
($ x 1,000)	13,832	13,881	39,009	85,277	89,264	81,680

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series. The portfolio’s investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the portfolio’s shares, which are sold without a sales charge. The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The portfolio adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes

20

an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the portfolio’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the portfolio’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities—
Domestic	130,182,957	—	—	130,182,957
Mutual Funds	35,067,158	—	—	35,067,158
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

  Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has arrangements with the custodian and cash management bank whereby the portfolio may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of New York Mellon earned $27,330 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the portfolio did not have any liabilities for any uncertain tax positions.The portfolio recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $30,029,499 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008, was as follows: ordinary income

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$18,327,589 and long-term capital gains $22,424,637.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The portfolio participates with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by the Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowing. In connection therewith, the portfolio has agreed to pay commitment fees on its pro rata portion of the BNYM Facility.

The average amount of borrowings outstanding under the line of credit during the period ended June 30, 2009, was approximately $23,800, with a related weighted average annualized interest rate of .97%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed, from January 1, 2009 to July 31, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .90% of the value of the average daily net assets of such class. During the period ended June 30, 2009, the Manager waived receipt of fees of $12,090, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder

24

accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2009, Service shares were charged $16,094 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2009, the portfolio was charged $446 pursuant to the transfer agency agreement.

The portfolio compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended June 30, 2009, the portfolio was charged $60 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The portfolio also compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2009, the portfolio was charged $7,126 pursuant to the custody agreement.

During the period ended June 30, 2009, the portfolio was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $82,770, Rule 12b-1 distribution plan fees $2,890, custodian fees $5,544, chief compliance officer fees $1,670 and transfer agency per account fees $164, which are offset against an expense reimbursement currently in effect in the amount of $2,056.

The Portfolio 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $49,552,065 and $66,409,038, respectively.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the portfolio held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized depreciation on investments was $24,290,307, consisting of $7,316,805 gross unrealized appreciation and $31,607,112 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

26

NOTES

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE PORTFOLIO
2	A Letter from the Chairman and CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

The Portfolio

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow.After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 0.41%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a 0.67% return for the same period.2,3

Small-cap stocks fell sharply over the opening months of a volatile reporting period as a global recession and banking crisis took their toll. However, small-cap equities rebounded during a springtime rally as the banking system stabilized and investors looked forward to an economic recovery, enabling the market to offset losses incurred earlier in the reporting period. The difference in returns between the fund and its benchmark was primarily due to the fund’s sampling strategy, transaction costs and fund operating expenses.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index by investing in a representative sample of the stocks included in the S&P 600 Index, and in futures whose performance is tied to the index.The fund’s portfolio investments are selected by a “sampling” process based on market capitalization, industry representation and other means. The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

The S&P 600 Index is composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. Each stock is weighted by its market capitalization; generally, larger companies have greater representation in the S&P 600 Index than small ones.

Heightened Volatility Roiled U.S. Small-Cap Stocks

The first half of 2009 saw both staggering losses and impressive gains in small-cap stocks. In January 2009, investor sentiment was depressed by a

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

deep and prolonged global recession that had begun in December 2007. The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 26-year high. Meanwhile, home prices continued to fall sharply and consumer confidence reached its lowest level since recordkeeping began in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act and took steps to rescue the nation’s major automakers as vehicle sales plunged. The Federal Reserve Board also attempted to boost economic growth through reductions in short-term interest rates, which stood at an unprecedented low of 0% to 0.25% throughout the reporting period.

These remedial measures appeared to have some effect. After hitting a multi-year low in early March, the S&P 600 Index staged a sustained rebound through the reporting period’s end, led primarily by stocks and market sectors that had been severely beaten down during the downturn. The market was buoyed by early signals that the economic downturn may be decelerating, including more moderate declines in the manufacturing and housing sectors. Other positive signs included an increase in the availability of credit to individuals and corporations, the renewed ability of companies to raise capital by selling stock, higher levels of consumer spending amid lower interest rates, a significant drop in energy prices and the belief that inflationary pressures were largely dormant.

Technology and Consumer Stocks Led the Rebound

The lion’s share of the S&P 600 Index’s gains during the reporting period came from the technology sector, most notably from semiconductor and software companies that help businesses boost productivity. Winners included a firm that makes programmable logic devices, clock and timing chips to measure and control the flow of liquids, makers of touch-screen products for the wireless industry and LCD chip manufacturers as the country transitioned to digital television. Gains among software developers were concentrated among those with products designed to create efficiencies for companies’ sales forces and restaurant applications. Consumer discretionary stocks posted relatively strong results, as casual restaurants and specialty, apparel and automotive retailers rebounded amid improving consumer confidence.

On the other hand, small-cap financial stocks generally continued to struggle, as regional banks, thrifts, finance companies, mortgage firms, insurance companies and real estate investment trusts faltered due to troubled housing and lending markets. In the industrials sector, defense and aerospace companies were hurt by potential governmental cutbacks, a slowdown in commercial air traffic and reduced sales of private jets.

Index Investing Offers Diversification Benefits

As an index fund, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the stocks listed in the S&P 600 Index. In our view, one of the greatest benefits of a small-cap index fund is that it offers a broadly diversified investment vehicle that can help investors manage the risks of investing in small-cap companies by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 600 Index.

July 15, 2009

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index
Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
3	“Standard & Poor’s®,”“S&P®,”“S&P SmallCap 600®” and “Standard & Poor’s SmallCap
600®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Portfolio 5

UNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009

Expenses paid per $1,000†	$2.98
Ending value (after expenses)	$1,004.10

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

Common Stocks—98.8%	Shares	Value ($)
Consumer Discretionary—13.7%
American Public Education	4,892 [a]	193,772
Arbitron	7,802	123,974
Audiovox, Cl. A	4,786 [a]	28,046
Big 5 Sporting Goods	7,147	79,046
Blue Nile	4,372 [a,b]	187,952
Brown Shoe	11,209	81,153
Brunswick	25,544	110,350
Buckle	7,297 [b]	231,826
Buffalo Wild Wings	5,239 [a,b]	170,372
Cabela’s	12,336 [a]	151,733
California Pizza Kitchen	7,770 [a]	103,263
Capella Education	4,250 [a]	254,787
Carter’s	17,266 [a]	424,916
Cato, Cl. A	9,264	161,564
CEC Entertainment	7,140 [a]	210,487
Charlotte Russe Holding	6,698 [a]	86,270
Children’s Place Retail Stores	7,144 [a,b]	188,816
Christopher & Banks	11,664	78,265
CKE Restaurants	15,519	131,601
Coinstar	8,661 [a]	231,249
Crocs	21,340 [a,b]	72,556
Deckers Outdoor	4,020 [a]	282,485
DineEquity	4,590 [b]	143,162
Dress Barn	14,130 [a,b]	202,059
Drew Industries	5,184 [a]	63,089
E.W. Scripps, Cl. A	15,169	31,703
Ethan Allen Interiors	7,800 [b]	80,808
Finish Line, Cl. A	16,224	120,382
Fred’s, Cl. A	12,791 [b]	161,167
Genesco	6,053 [a]	113,615
Group 1 Automotive	7,137 [b]	185,705
Gymboree	8,922 [a]	316,553
Haverty Furniture	4,187 [b]	38,311
Helen of Troy	9,039 [a]	151,765
Hibbett Sports	8,878 [a,b]	159,804

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Hillenbrand	18,429	306,659
Hot Topic	13,489 [a]	98,605
HSN	12,291 [a]	129,916
Iconix Brand Group	20,330 [a]	312,675
Interval Leisure Group	11,454 [a]	106,751
Jack in the Box	17,046 [a]	382,683
JAKKS Pacific	8,605 [a]	110,402
Jo-Ann Stores	7,676 [a,b]	158,663
JoS. A. Bank Clothiers	5,569 [a]	191,908
K-Swiss, Cl. A	8,368 [b]	71,128
La-Z-Boy	13,675	64,546
Landry’s Restaurants	3,859 [a,b]	33,187
Lithia Motors, Cl. A	5,067 [b]	46,819
Live Nation	23,012 [a]	111,838
Liz Claiborne	28,390 [b]	81,763
M/I Homes	5,668	55,490
Maidenform Brands	6,275 [a]	71,974
Marcus	6,548	68,885
Men’s Wearhouse	15,627 [b]	299,726
Meritage Homes	8,985 [a]	169,457
Midas	4,417 [a]	46,290
Monarch Casino & Resort	3,052 [a]	22,280
Movado Group	5,471 [b]	57,664
National Presto Industries	1,424	108,366
Nautilus	450 [a,b]	508
NutriSystem	9,679 [b]	140,345
OfficeMax	22,561 [a]	141,683
Oxford Industries	4,338	50,538
P.F. Chang’s China Bistro	7,558 [a,b]	242,309
Papa John’s International	6,838 [a]	169,514
PEP Boys-Manny Moe & Jack	11,780	119,449
Perry Ellis International	4,034 [a]	29,368
PetMed Express	7,489 [a]	112,560
Pinnacle Entertainment	17,710 [b]	164,526
Polaris Industries	10,083	323,866

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Pool	15,101 [b]	250,073
Pre-Paid Legal Services	2,405 [a]	104,834
Quiksilver	36,650 [a]	67,802
Red Robin Gourmet Burgers	4,953 [a]	92,869
Ruby Tuesday	16,438 [a]	109,477
Russ Berrie & Co.	5,380 [a]	21,036
Ruth’s Hospitality Group	5,569 [a]	20,438
Shuffle Master	17,926 [a]	118,491
Skechers USA, Cl. A	9,606 [a]	93,851
Skyline	1,172 [a,b]	25,491
Sonic	18,275 [a]	183,298
Sonic Automotive, Cl. A	7,968 [b]	80,955
Spartan Motors	10,104	114,478
Stage Stores	12,034	133,577
Stamps.com	4,372 [a]	37,075
Standard-Pacific	28,869 [a]	58,604
Steak n Shake	8,124 [a,b]	71,004
Sturm Ruger & Co.	5,163 [a]	64,228
Superior Industries International	6,321 [a]	89,126
Texas Roadhouse, Cl. A	15,935 [a]	173,851
Ticketmaster Entertainment	11,306 [a]	72,585
Tractor Supply	9,768 [a]	403,614
True Religion Apparel	5,702 [a]	127,155
Tuesday Morning	7,713 [a]	25,993
Tween Brands	6,900 [a]	46,092
UniFirst	4,537	168,640
Universal Electronics	4,605 [a]	92,883
Universal Technical Institute	6,525 [a]	97,418
Volcom	5,565 [a]	69,562
Winnebago Industries	6,875	51,081
Wolverine World Wide	15,370	339,062
Zale	10,757 [a]	37,004
Zumiez	6,347 [a]	50,839
		13,447,433

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples—4.5%
Alliance One International	28,015 [a]	106,457
Andersons	5,544 [b]	165,987
Boston Beer, Cl. A	2,837 [a,b]	83,947
Cal-Maine Foods	3,932	98,143
Casey’s General Stores	15,186	390,128
Central Garden & Pet, Cl. A	21,294 [a]	209,746
Chattem	5,881 [a,b]	400,496
Cracker Barrel Old Country Store	7,040	196,416
Darling International	24,767 [a]	163,462
Diamond Foods	4,840 [a]	135,036
Great Atlantic & Pacific Tea	9,279 [a,b]	39,436
Green Mountain Coffee Roasters	7,875 [a,b]	465,570
Hain Celestial Group	12,275 [a,b]	191,613
J & J Snack Foods	4,172	149,775
Lance	9,362 [b]	216,543
Mannatech	4,455 [b]	14,701
Nash Finch	4,042 [b]	109,377
Peet’s Coffee & Tea	3,435 [a]	86,562
RC2	5,577 [a]	73,784
Sanderson Farms	5,180	233,100
Spartan Stores	6,982	86,647
TreeHouse Foods	9,584 [a]	275,732
United Natural Foods	12,858 [a]	337,523
WD-40	4,743	137,547
		4,367,728
Energy—4.8%
Atwood Oceanics	16,394 [a]	408,375
Basic Energy Services	6,393 [a,b]	43,664
Bristow Group	8,433 [a]	249,870
CARBO Ceramics	6,164 [b]	210,809
Dril-Quip	9,058 [a]	345,110
Gulf Island Fabrication	4,896	77,504
Holly	12,664	227,699
Hornbeck Offshore Services	6,724 [a]	143,826
ION Geophysical	29,413 [a,b]	75,591
Lufkin Industries	4,655	195,743

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Matrix Service	7,626 [a]	87,546
NATCO Group, Cl. A	6,195 [a]	203,939
Oil States International	14,884 [a]	360,342
Penn Virginia	12,365 [b]	202,415
Petroleum Development	4,488 [a]	70,417
PetroQuest Energy	12,882 [a,b]	47,535
Pioneer Drilling	14,252 [a]	68,267
SEACOR Holdings	6,023 [a]	453,171
St. Mary Land & Exploration	18,676	389,768
Stone Energy	10,597 [a]	78,630
Superior Well Services	5,337 [a]	31,755
Swift Energy	9,752 [a]	162,371
Tetra Technologies	23,158 [a]	184,338
World Fuel Services	9,019 [a]	371,853
		4,690,538
Financial—17.7%
Acadia Realty Trust	11,631	151,785
American Physicians Capital	2,544	99,623
Amerisafe	6,086 [a]	94,698
Bank Mutual	15,127	131,907
Bank of the Ozarks	3,770 [b]	81,545
BioMed Realty Trust	29,543	302,225
Boston Private Financial Holdings	17,768 [b]	79,601
Brookline Bancorp	16,138	150,406
Cascade Bancorp	9,527 [b]	13,433
Cash America International	8,902	208,218
Cedar Shopping Centers	14,115	63,800
Central Pacific Financial	9,072	34,020
Colonial Properties Trust	15,895	117,623
Columbia Banking System	5,500	56,265
Community Bank System	10,320 [b]	150,259
Delphi Financial Group, Cl. A	13,630	264,831
DiamondRock Hospitality	31,561	197,572
Dime Community Bancshares	7,286	66,375
East West Bancorp	19,335	125,484
EastGroup Properties	7,245	239,230

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
eHealth	7,684 [a]	135,699
Employers Holdings	13,968	189,266
Entertainment Properties Trust	10,035	206,721
Extra Space Storage	26,200 [b]	218,770
Financial Federal	7,661	157,434
First BanCorp/Puerto Rico	22,845	90,238
First Cash Financial Services	8,137 [a]	142,560
First Commonwealth Financial	22,738	144,159
First Financial Bancorp	11,429 [b]	85,946
First Financial Bankshares	6,377	321,146
First Midwest Bancorp	13,966	102,091
Forestar Group	10,524 [a]	125,025
Franklin Street Properties	18,385 [b]	243,601
Frontier Financial	14,931 [b]	18,066
Glacier Bancorp	18,408 [b]	271,886
Greenhill & Co.	5,677 [b]	409,936
Hancock Holding	7,148 [b]	232,239
Hanmi Financial	12,429 [b]	21,751
Home Bancshares	4,060	77,302
Home Properties	9,782	333,566
Independent Bank/MA	6,228	122,692
Independent Bank/MI	5,620 [b]	7,418
Infinity Property & Casualty	4,442	161,955
Inland Real Estate	21,895	153,265
Investment Technology Group	13,075 [a]	266,599
Kilroy Realty	12,637 [b]	259,564
Kite Realty Group Trust	17,949	52,411
LaBranche & Co.	15,588 [a]	67,028
LaSalle Hotel Properties	18,672	230,412
Lexington Realty Trust	24,891	84,629
LTC Properties	6,855	140,185
Medical Properties Trust	22,675 [b]	137,637
Mid-America Apartment Communities	8,576	314,825
Nara Bancorp	6,540	33,877
National Financial Partners	12,694	92,920
National Penn Bancshares	25,104 [b]	115,729

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
National Retail Properties	23,381 [b]	405,660
Navigators Group	3,848 [a]	170,967
NBT Bankcorp	9,908	215,103
Old National Bancorp	20,777 [b]	204,030
optionsXpress Holdings	13,042	202,542
Parkway Properties	6,468	84,084
Pennsylvania Real Estate
Investment Trust	13,500 [b]	67,500
Pinnacle Financial Partners	9,580 [a,b]	127,606
Piper Jaffray	4,708 [a]	205,598
Portfolio Recovery Associates	4,565 [a,b]	176,802
Post Properties	12,723	170,997
Presidential Life	6,512	49,296
PrivateBancorp	11,125	247,420
ProAssurance	9,903 [a]	457,618
Prosperity Bancshares	12,253 [b]	365,507
PS Business Parks	4,568	221,274
Rewards Network	8,181 [a]	30,924
RLI	5,221 [a]	233,901
S&T Bancorp	7,051 [b]	85,740
Safety Insurance Group	4,779	146,046
Selective Insurance Group	15,189	193,964
Senior Housing Properties Trust	36,141	589,821
Signature Bank	11,452 [a]	310,578
Simmons First National, Cl. A	3,751	100,227
South Financial Group	48,107	57,247
Sovran Self Storage	6,193	152,348
Sterling Bancorp	5,239	43,746
Sterling Bancshares	24,355	154,167
Sterling Financial	17,029 [b]	49,554
Stewart Information Services	5,364	76,437
Stifel Financial	8,255	396,983
Susquehanna Bancshares	25,607 [a]	125,218
SWS Group	8,238	115,085
Tanger Factory Outlet Centers	11,194 [a]	363,021
Tompkins Financial	2,213 [a]	106,113

The Portfolio 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Tower Group	10,615	263,040
TradeStation Group	9,530 [a]	80,624
Trustco Bank	24,539	145,025
UCBH Holdings	37,668 [a]	47,462
UMB Financial	8,826	335,476
Umpqua Holdings	17,655 [a]	137,003
United Bankshares	11,498 [a]	224,671
United Community Banks	13,449 [a]	80,557
United Fire & Casualty	6,749	115,745
Urstadt Biddle Properties, Cl. A	7,123	100,292
Whitney Holding	18,953	173,609
Wilshire Bancorp	7,045	40,509
Wintrust Financial	7,030	113,042
World Acceptance	5,084 [a]	101,222
Zenith National Insurance	10,849	235,857
		17,294,706
Health Care—13.6%
Abaxis	6,251 [a,b]	128,396
Air Methods	3,224 [a]	88,209
Align Technology	19,911 [a]	211,057
Almost Family	1,910 [a]	49,870
Amedisys	8,257 [a,b]	272,646
American Medical Systems Holdings	22,259 [a]	351,692
AMERIGROUP	15,974 [a]	428,902
AMN Healthcare Services	10,929 [a]	69,727
AmSurg	9,493 [a]	203,530
Analogic	3,896	143,957
ArQule	8,831 [a]	54,222
Bio-Reference Laboratories	3,316 [a]	104,819
Cambrex	9,496 [a]	39,124
Catalyst Health Solutions	11,435 [a]	285,189
Centene	12,949 [a]	258,721
Chemed	6,723 [b]	265,424
Computer Programs & Systems	2,807	107,536
CONMED	8,916 [a]	138,376
Cooper	13,593	336,155

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
CorVel	2,488 [a]	56,652
Cross Country Healthcare	10,350 [a]	71,104
CryoLife	8,412 [a]	46,602
Cubist Pharmaceuticals	17,642 [a]	323,378
Cyberonics	6,990 [a]	116,244
Dionex	5,254 [a]	320,652
Eclipsys	17,072 [a]	303,540
Enzo Biochem	10,148 [a]	44,956
eResearch Technology	13,212 [a]	82,047
Genoptix	2,684 [a]	85,861
Gentiva Health Services	8,693 [a]	143,087
Greatbatch	6,905 [a,b]	156,122
Haemonetics	7,424 [a]	423,168
Hanger Orthopedic Group	9,368 [a]	127,311
HealthSpring	15,116 [a]	164,160
Healthways	10,108 [a]	135,953
HMS Holdings	7,675 [a]	312,526
ICU Medical	3,730 [a]	153,490
Integra LifeSciences Holdings	5,950 [a]	157,735
Invacare	9,950	175,618
Inventiv Health	10,364 [a]	140,225
IPC The Hospitalist	2,572 [a]	68,647
Kendle International	3,700 [a]	45,288
Kensey Nash	3,713 [a]	97,318
Landauer	2,763	169,482
LCA-Vision	6,412 [a]	27,059
LHC Group	4,445 [a]	98,723
Magellan Health Services	10,901 [a]	357,771
Martek Biosciences	10,060 [a]	212,769
MedCath	6,375 [a]	74,970
MEDNAX	13,705 [a]	577,392
Meridian Bioscience	12,031	271,660
Merit Medical Systems	8,377 [a]	136,545
Molina Healthcare	4,211 [a,b]	100,727
MWI Veterinary Supply	3,547 [a]	123,648
Natus Medical	8,074 [a]	93,174

The Portfolio 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Neogen	4,212 [a]	122,064
Noven Pharmaceuticals	7,970 [a]	113,971
Odyssey HealthCare	9,765 [a]	100,384
Omnicell	9,759 [a]	104,909
Osteotech	6,050 [a]	26,620
Palomar Medical Technologies	5,557 [a]	81,466
Par Pharmaceutical Cos.	10,845 [a]	164,302
PAREXEL International	16,663 [a]	239,614
PharMerica	9,220 [a]	180,989
Phase Forward	12,882 [a]	194,647
PSS World Medical	18,070 [a]	334,476
Quality Systems	5,407 [b]	307,983
Regeneron Pharmaceuticals	18,862 [a]	338,007
RehabCare Group	5,480 [a]	131,136
Res-Care	7,555 [a]	108,037
Salix Pharmaceuticals	14,062 [a,b]	138,792
Savient Pharmaceuticals	15,407 [b]	213,541
SurModics	4,573 [a]	103,487
Symmetry Medical	11,315 [a]	105,456
Theragenics	18,227 [a]	23,513
ViroPharma	23,266 [a]	137,967
West Pharmaceutical Services	9,660	336,651
Zoll Medical	6,542 [a]	126,522
		13,267,690
Industrial—17.3%
A.O. Smith	7,000	227,990
AAR	11,270 [a]	180,884
ABM Industries	13,100	236,717
Actuant, Cl. A	19,893	242,695
Acuity Brands	12,423 [b]	348,465
Administaff	6,776	157,678
Aerovironment	4,564 [a]	140,845
Albany International, Cl. A	6,711	76,371
American Science & Engineering	2,659	183,790
Apogee Enterprises	9,108	112,028
Applied Industrial Technologies	10,966	216,030

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Applied Signal Technology	3,874	98,826
Arkansas Best	7,650	201,578
Astec Industries	5,637 [a]	167,363
ATC Technology	6,492 [a]	94,134
Axsys Technologies	2,604 [a]	139,679
AZZ	3,941 [a]	135,610
Badger Meter	4,441 [b]	182,081
Baldor Electric	13,738 [b]	326,827
Barnes Group	12,789 [b]	152,061
Belden	14,068	234,936
Bowne & Co.	9,070	59,046
Brady, Cl. A	15,850	398,152
Briggs & Stratton	15,113 [b]	201,607
C & D Technologies	3,011 [a]	6,022
Cascade	2,803 [b]	44,091
CDI	4,508	50,264
Ceradyne	8,132 [a]	143,611
CIRCOR International	5,230	123,480
CLARCOR	15,545	453,759
Consolidated Graphics	3,529 [a]	61,475
Cubic	4,996	178,807
Curtiss-Wright	13,597	404,239
EMCOR Group	20,198 [a]	406,384
EnPro Industries	5,489 [a]	98,857
ESCO Technologies	7,811 [a]	349,933
Esterline Technologies	8,861 [a]	239,867
Forward Air	9,062	193,202
G & K Services, Cl. A	6,046	127,873
Gardner Denver	15,778 [a]	397,132
GenCorp	12,568 [a,b]	24,005
Geo Group	15,024 [a]	279,146
Gibraltar Industries	8,885	61,040
Griffon	14,319 [a,b]	119,134
Healthcare Services Group	12,656	226,289
Heartland Express	16,614	244,558
Heidrick & Struggles International	5,370 [b]	98,003

The Portfolio 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Hub Group, Cl. A	11,505 [a]	237,463
II-VI	7,224 [a]	160,156
Insituform Technologies, Cl. A	11,386 [a]	193,220
Interface, Cl. A	17,690	109,678
John Bean Technologies	8,578	107,397
Kaman	7,222	120,607
Kaydon	9,985 [b]	325,112
Kirby	16,321 [a]	518,845
Knight Transportation	16,937	280,307
Lawson Products	1,469	20,874
Lindsay	3,598 [b]	119,094
Lydall	5,596 [a,b]	19,026
Magnetek	4,168 [a]	5,794
Mobile Mini	10,059 [a]	147,566
Moog, Cl. A	12,916 [a]	333,362
Mueller Industries	11,606	241,405
NCI Building Systems	5,808 [a,b]	15,333
Old Dominion Freight Line	8,200 [a]	275,274
On Assignment	10,247 [a]	40,066
Orbital Sciences	17,562 [a]	266,416
Quanex Building Products	12,012	134,775
Regal-Beloit	10,721 [b]	425,838
Robbins & Myers	10,166	195,696
School Specialty	5,071 [a]	102,485
Simpson Manufacturing	11,378	245,992
SkyWest	17,133	174,757
Spherion	17,677 [a]	72,829
Standard Register	5,263	17,157
Standex International	4,014	46,562
Stanley	3,872 [a]	127,311
Sykes Enterprises	10,117 [a]	183,017
Teledyne Technologies	10,927 [a]	357,859
Tetra Tech	17,903 [a]	512,921
Toro	11,066 [a]	330,873
Tredegar	6,594	87,832
Triumph Group	5,083	203,320

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
TrueBlue	13,990 [a]	117,516
United Stationers	6,980 [a]	243,462
Universal Forest Products	5,325 [a]	176,204
Viad	6,411	110,397
Vicor	6,016	43,436
Volt Information Sciences	2,995 [a]	18,779
Wabash National	7,061 [a]	4,943
Watsco	8,593	420,455
Watts Water Technologies, Cl. A	9,242 [a]	199,073
		16,937,048
Information Technology—18.2%
Actel	7,094 [a]	76,119
Adaptec	38,334 [a]	101,585
Advanced Energy Industries	9,909 [a]	89,082
Agilysys	6,214	29,082
Anixter International	8,836 [a,b]	332,145
Arris Group	37,715 [a]	458,614
ATMI	9,012 [a]	139,956
Avid Technology	9,737 [a,b]	130,573
Bankrate	4,082 [a,b]	103,030
Bel Fuse, Cl. B	3,088	49,532
Benchmark Electronics	20,347 [a]	292,997
Black Box	5,375	179,901
Blackbaud	13,400	208,370
Blue Coat Systems	11,671 [a]	193,038
Brightpoint	16,825 [a]	105,493
Brooks Automation	18,921 [a]	84,766
Cabot Microelectronics	6,429 [a,b]	181,876
CACI International, Cl. A	8,896 [a]	379,948
Checkpoint Systems	12,146 [a]	190,571
CIBER	18,322 [a]	56,798
Cognex	12,396	175,155
Cohu	6,000	53,880
Commvault Systems	12,683 [a]	210,284
comScore	5,503 [a]	73,300
Comtech Telecommunications	8,465 [a]	269,864

The Portfolio 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Concur Technologies	12,629 [a,b]	392,509
CSG Systems International	10,780 [a]	142,727
CTS	11,169	73,157
CyberSource	20,841 [a]	318,867
Cymer	8,366 [a]	248,721
Cypress Semiconductor	42,809 [a]	393,843
Daktronics	10,426 [b]	80,280
DealerTrack Holdings	12,147 [a]	206,499
Digi International	8,491 [a]	82,787
Diodes	9,181 [a]	143,591
DSP Group	8,567 [a]	57,913
DTS	5,247 [a]	142,036
Ebix	2,787 [a]	87,289
Electro Scientific Industries	8,950 [a]	100,061
EMS Technologies	4,166 [a]	87,069
Epicor Software	18,698 [a]	99,099
EPIQ Systems	10,389 [a]	159,471
Exar	14,331 [a]	103,040
FARO Technologies	4,817 [a]	74,808
FEI	11,228 [a]	257,121
Forrester Research	4,478	109,935
Gerber Scientific	7,501 [a]	18,753
Harmonic	30,092 [a]	177,242
Heartland Payment Systems	7,697	73,660
Hittite Microwave	5,634 [a]	195,782
Hutchinson Technology	8,884 [a,b]	17,324
Informatica	26,332 [a]	452,647
Infospace	10,342 [a]	68,567
Insight Enterprises	14,427 [a]	139,365
Integral Systems	4,398 [a]	36,591
Intermec	14,730 [a]	190,017
Intevac	6,010 [a]	52,347
j2 Global Communications	13,347 [a]	301,108
JDA Software Group	8,337 [a]	124,722

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Keithley Instruments	4,378	17,512
Knot	8,376 [a]	66,003
Kopin	22,450 [a]	82,392
Kulicke & Soffa Industries	19,881 [a]	68,192
Littelfuse	5,708 [a]	113,932
LoJack	8,045 [a,b]	33,709
Manhattan Associates	7,609 [a]	138,636
MAXIMUS	5,075	209,344
Mercury Computer Systems	6,244 [a]	57,757
Methode Electronics	12,906	90,600
Micrel	15,144	110,854
Microsemi	24,840 [a]	342,792
MKS Instruments	14,515 [a]	191,453
MTS Systems	5,040	104,076
NETGEAR	10,515 [a]	151,521
Network Equipment Technologies	6,750 [a]	28,755
Neutral Tandem	5,249 [a]	154,950
Newport	11,310 [a]	65,485
Novatel Wireless	9,737 [a]	87,828
Park Electrochemical	6,481	139,536
PC-Tel	7,107 [a]	38,022
Perficient	10,072 [a]	70,403
Pericom Semiconductor	7,456 [a]	62,780
Phoenix Technologies	8,613 [a]	23,341
Plexus	11,714 [a]	239,668
Progress Software	12,180 [a]	257,851
Radiant Systems	8,560 [a]	71,048
Radisys	7,393 [a,b]	66,611
Rogers	5,143 [a]	104,043
Rudolph Technologies	11,050 [a]	60,996
ScanSource	8,008 [a]	196,356
Skyworks Solutions	50,617	495,034
Smith Micro Software	8,680 [a]	85,238
Sonic Solutions	11,300 [a,b]	33,335

The Portfolio 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
SPSS	5,541 [a]	184,903
Standard Microsystems	6,760 [a]	138,242
StarTek	3,242 [a]	26,001
Stratasys	6,243 [a]	68,611
Supertex	4,021 [a]	100,967
Symmetricom	13,160 [a]	75,933
Synaptics	10,179 [a]	393,418
SYNNEX	5,799 [a]	144,917
Take-Two Interactive Software	23,237 [a]	220,054
Taleo, Cl. A	8,892 [a]	162,457
Technitrol	14,098	91,214
Tekelec	19,994 [a]	336,499
TeleTech Holdings	10,752 [a]	162,893
THQ	19,051 [a]	136,405
Tollgrade Communications	4,082 [a]	21,390
Triquint Semiconductor	44,129 [a]	234,325
TTM Technologies	13,797 [a]	109,824
Tyler Technologies	8,231 [a]	128,568
Ultratech	6,860 [a]	84,447
United Online	25,135	163,629
Varian Semiconductor
Equipment Associates	21,411 [a]	513,650
Veeco Instruments	9,344 [a]	108,297
ViaSat	7,749 [a]	198,684
Websense	13,452 [a]	239,984
Wright Express	11,811 [a]	300,826
		17,781,098
Materials—4.1%
A.M. Castle & Co.	4,891	59,083
AMCOL International	6,375 [b]	137,573
American Vanguard	5,553 [b]	62,749
Arch Chemicals	7,428	182,655
Balchem	5,176	126,916

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Brush Engineered Materials	6,363 [a]	106,580
Buckeye Technologies	10,577 [a]	47,491
Calgon Carbon	15,771 [a]	219,059
Century Aluminum	16,707 [a,b]	104,085
Clearwater Paper	3,569 [a]	90,260
Deltic Timber	2,836	100,593
Eagle Materials	13,000	328,120
H.B. Fuller	14,320	268,786
Headwaters	12,892 [a,b]	43,317
Myers Industries	9,018	75,030
Neenah Paper	4,850	42,729
NewMarket	3,620	243,735
Olympic Steel	2,430	59,462
OM Group	9,516 [a,b]	276,154
Penford	1,524 [b]	8,824
PolyOne	24,916 [a]	67,522
Quaker Chemical	3,684	48,960
Rock-Tenn, Cl. A	11,584	442,045
RTI International Metals	7,265	128,373
Schulman (A.)	8,475	128,057
Schweitzer-Mauduit International	4,760	129,520
Stepan	2,046	90,351
Texas Industries	8,009 [a]	251,162
Wausau Paper	14,847	99,772
Zep	6,855	82,603
		4,051,566
Telecommunication Services—.3%
Cbeyond	7,766 [a]	111,442
Fairpoint Communications	26,473 [b]	15,884
General Communication, Cl. A	12,605 [a]	87,353
Iowa Telecommunications Services	8,797 [b]	110,050
		324,729

The Portfolio 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—4.6%
Allete	8,491	244,116
American States Water	4,690	162,462
Atmos Energy	27,977	700,544
Avista	16,529	294,381
Central Vermont Public Service	3,472	62,843
CH Energy Group	4,983	232,706
El Paso Electric	12,572 [a]	175,505
Laclede Group	6,669	220,944
New Jersey Resources	13,032	482,705
Northwest Natural Gas	7,660	339,491
Piedmont Natural Gas	21,553 [b]	519,643
South Jersey Industries	9,007	314,254
Southwest Gas	13,367	296,881
UIL Holdings	8,904	199,895
UniSource Energy	10,105	268,187
		4,514,557
Total Common Stocks
(cost $109,936,590)		96,677,093
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 9/10/09
(cost $59,983)	60,000 [c]	59,982

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $248,000)	248,000 [d]	248,000

Investment of Cash Collateral
for Securities Loaned—5.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,442,290)	5,442,290 [d]	5,442,290

Total Investments (cost $115,686,863)	104.7%	102,427,365
Liabilities, Less Cash and Receivables	(4.7%)	(4,640,014)
Net Assets	100.0%	97,787,351

a Non-income producing security.
b All or a portion of these securities are on loan.At June 30, 2009, the total market value of the portfolio’s securities on loan is $5,261,555 and the total market value of the collateral held by the portfolio is $5,442,290.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.2	Energy	4.8
Financial	17.7	Utilities	4.6
Industrial	17.3	Consumer Staples	4.5
Consumer Discretionary	13.7	Materials	4.1
Health Care	13.6	Telecommunication Services	.3
Short-Term/
Money Market Investments	5.9		104.7

† Based on net assets.
See notes to financial statements.

The Portfolio 25

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
Russell 2000 E-mini	15	760,800	September 2009	6,715

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,261,555)—Note 1(b):
Unaffiliated issuers	109,996,573	96,737,075
Affiliated issuers	5,690,290	5,690,290
Cash		63,381
Receivable for investment securities sold		708,579
Receivable for shares of Beneficial Interest subscribed		488,193
Dividends and interest receivable		110,553
Receivable for futures variation margin—Note 4		705
		103,798,776
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		48,817
Liability for securities on loan—Note 1(b)		5,442,290
Payable for investment securities purchased		380,504
Payable for shares of Beneficial Interest redeemed		139,814
		6,011,425
Net Assets ($)		97,787,351
Composition of Net Assets ($):
Paid-in capital		129,916,353
Accumulated undistributed investment income—net		515,701
Accumulated net realized gain (loss) on investments		(19,391,920)
Accumulated net unrealized appreciation (depreciation)
on investments (including $6,715 net unrealized
appreciation on financial futures)		(13,252,783)
Net Assets ($)		97,787,351
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		12,486,568
Net Asset Value, offering and redemption price per share ($)		7.83

See notes to financial statements.

The Portfolio 27

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $320 foreign taxes withheld at source):
Unaffiliated issuers	722,545
Affiliated issuers	658
Income from securities lending	25,481
Interest	4,363
Total Income	753,047
Expenses:
Investment advisory fee—Note 3(a)	157,681
Distribution fees—Note 3(b)	112,630
Interest expense—Note 2	5
Loan commitment fees—Note 2	254
Total Expenses	270,570
Investment Income—Net	482,477
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,485,769)
Net realized gain (loss) on financial futures	81,657
Net Realized Gain (Loss)	(3,404,112)
Net unrealized appreciation (depreciation) on investments [including
($64,348) net unrealized (depreciation) on financial futures]	2,262,285
Net Realized and Unrealized Gain (Loss) on Investments	(1,141,827)
Net (Decrease) in Net Assets Resulting from Operations	(659,350)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	482,477	2,267,379
Net realized gain (loss) on investments	(3,404,112)	45,259,893
Net unrealized appreciation
(depreciation) on investments	2,262,285	(100,775,362)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(659,350)	(53,248,090)
Dividends to Shareholders from ($):
Investment income—net	(2,552,031)	(2,618,136)
Net realized gain on investments	(17,299,733)	(45,309,381)
Total Dividends	(19,851,764)	(47,927,517)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	14,490,250	71,545,309
Dividends reinvested	19,851,764	47,927,517
Cost of shares redeemed	(22,874,271)	(284,852,007)[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	11,467,743	(165,379,181)
Total Increase (Decrease) in Net Assets	(9,043,371)	(266,554,788)
Net Assets ($):
Beginning of Period	106,830,722	373,385,510
End of Period	97,787,351	106,830,722
Undistributed investment income—net	515,701	2,585,255
Capital Share Transactions (Shares):
Shares sold	1,778,597	5,203,237
Shares issued for dividends reinvested	3,116,446	3,445,544
Shares redeemed	(2,722,832)	(19,505,396)
Net Increase (Decrease) in Shares Outstanding	2,172,211	(10,856,615)

a Includes redemption-in kind amounting to $177,280,941.
See notes to financial statements.

The Portfolio 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The portfolio’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the portfolio’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.36	17.64	18.59	16.66	15.59	13.11
Investment Operations:
Investment income—net[a]	.04	.12	.13	.08	.09	.08
Net realized and unrealized
gain (loss) on investments	(.48)	(4.95)	(.23)	2.32	1.02	2.79
Total from Investment Operations	(.44)	(4.83)	(.10)	2.40	1.11	2.87
Distributions:
Dividends from
investment income—net	(.27)	(.13)	(.07)	(.07)	—	(.06)
Dividends from net realized
gain on investments	(1.82)	(2.32)	(.78)	(.40)	(.04)	(.33)
Total Distributions	(2.09)	(2.45)	(.85)	(.47)	(.04)	(.39)
Net asset value, end of period	7.83	10.36	17.64	18.59	16.66	15.59
Total Return (%)	.41[b]	(30.91)	(.66)	14.41	7.23	21.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.60	.61	.61	.60	.60
Ratio of net investment income
to average net assets	1.07[c]	.85	.69	.47	.55	.57
Portfolio Turnover Rate	16.89[b]	35.95	20.72	27.85	25.56	25.06
Net Assets, end of period
($ x 1,000)	97,787	106,831	373,386	465,887	421,002	355,175

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series. The portfolio’s investment objective is to match the performance of the Standard & Poor’s Small Cap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

The Portfolio 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The portfolio adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the portfolio’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the portfolio’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	96,677,093	—	—	96,677,093
U.S. Treasury
Securities	—	59,982	—	59,982
Mutual Funds	5,690,290	—	—	5,690,290
Other Financial
Instruments†	6,715	—	—	6,715
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Portfolio 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009,The Bank of New York Mellon earned $8,494 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the portfolio did not have any liabilities for any uncertain tax positions.The portfolio recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $3,888,127 and long-term capital gains $44,039,390. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The portfolio participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the portfolio has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged

The Portfolio 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to the portfolio based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009 was approximately $700 with a related weighted average annualized interest rate of 1.56%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement (“Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .35% of the value of the portfolio’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the expenses of the portfolio except management fees, Rule 12b-1 distribution plan fees, taxes, interest expenses, brokerage commissions, fees and expenses of independent counsel to the portfolio and the non-interested Board members, and extraordinary expenses. In addition, the Manager has also agreed to reduce its fee in an amount equal to the portfolio’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the portfolio.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the portfolio pays the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Plan provides for payments to be made at an annual rate of .25% of the value of the portfolio’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2009, the portfolio was charged $112,630 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $28,477 and Rule 12b-1 distribution plan fees $20,340.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2009, amounted to $8,294,409 and $15,376,974, respectively.

The portfolio adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

During the period ended June 30, 2009, the average notional value of equity contracts was $799,040, which represented .88% of average net assets.

Futures Contracts: In the normal course of pursuing its investment objectives, the portfolio is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The portfolio may invest in financial futures contracts in order to manage

The Portfolio 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the portfolio recognizes a realized gain or loss.There is minimal counterparty credit risk to the portfolio with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

At June 30, 2009, accumulated net unrealized depreciation on investments was $13,259,498, consisting of $14,168,802 gross unrealized appreciation and $27,428,300 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Contents

THE PORTFOLIO
2	A Letter from the Chairman and CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Technology Growth Portfolio

The Portfolio

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Investment Portfolios,Technology Growth Portfolio’s Initial shares produced a total return of 22.79%, and its Service shares produced a total return of 22.54%.1The fund’s benchmarks, the Morgan Stanley HighTechnology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 33.25% and 3.19%, respectively, over the same period.2,3 U.S. stocks rallied over much of the reporting period in response to improved conditions in previously battered credit markets and expectations of an eventual economic recovery. Technology stocks helped lead the market’s advance as investors turned away from traditionally defensive investments and toward those expected to benefit from a resumption of economic growth. The fund produced lower returns than the MS High Tech 35 Index but higher returns than the S&P 500 Index, as it participated in the sector’s strength to a significant degree but did not own some of the MS High Tech 35 Index’s stronger performing — and more speculative — components.

The Fund’s Investment Approach

The fund seeks capital appreciation by normally investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

A Sustained Market Rally Lifted Stock Prices

The U.S. stock market continued to decline early in 2009 amid rising unemployment, plunging housing prices and depressed consumer con-

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

fidence. At the same time, a global banking crisis had reduced credit availability and damaged a number of major financial institutions.These influences fueled a bear market that drove the benchmark to multi-year lows during the opening months of the year.

Market sentiment began to improve in early March, when aggressive remedial measures adopted by government and monetary authorities appeared to avert a collapse of the banking system, and investors looked forward to better economic times. As investor sentiment improved, a sustained rally enabled the market to recover the ground it had lost earlier in the reporting period. Technology stocks, which tend to be more sensitive to changes in economic conditions than many other market sectors, rebounded particularly strongly in this environment.

Security Selections Produced Mixed Relative Results

The fund generally fared well during the springtime rally, gaining value along with the overall market. However, the fund’s returns lagged the MS High Tech 35 Index, which was supported by particularly strong gains among companies that did not meet our investment criteria. For example, the fund did not own shares of Sun Microsystems, which had declined very sharply in 2008 as it lost market share. However, the company’s stock more than doubled during the reporting period when it was acquired by Oracle Systems at a significant premium. Similarly, the fund held no exposure to contract manufacturer Flextronics due to weak business fundamentals,but the stock rebounded strongly as investors grew more tolerant of risks.The fund initially held an underweighted position in smartphone maker Research In Motion when the stock rallied in response to expectations of rising demand for its products.

The fund’s relative performance also was dampened by a handful of disappointing holdings. Commercial GPS maker Trimble Navigation was hurt by earnings shortfalls early in the reporting period.Wireless handset producer Nokia suffered amid adverse currency movements and intensifying competitive pressures. Software developer Concur Technology lost value when its CEO’s credentials were questioned, prompting us to sell the stock.

The fund achieved better results among semiconductor companies, which historically have tended to rally early in the economic cycle. Winners in this area included Lam Research, NVIDIA and Broadcom. The fund also received robust contributions to its relative performance from outsourcing specialist Cognizant Technology Solutions, consumer electronics maker Apple and data duplication specialist Data Domain, which was the subject of a bidding war among potential acquirers.

4

Positioned for Pent-Up Demand for Technology

We are optimistic that the worst of the recession is behind us, and that the recent dearth of enterprise spending is unsustainable over the longer term.As companies look forward to better economic times, we believe that currently pent-up demand will drive technology spending higher. Indeed, we already have seen evidence of the early stages of recovery, including increased production by semiconductor manufacturers. Therefore, we have positioned the fund to participate in potential gains among technology companies that we believe are well positioned for a recovery, including industry leaders such as EMC, Hewlett-Packard, Microsoft and Oracle. We also have found what we believe to be attractive opportunities among companies poised to satisfy exploding demand for smartphones as prices moderate, including Apple, Research In Motion and Motorola.

July 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
The fund’s share price is likely to be more volatile than that of other funds that do not concentrate in one sector. The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. An investment in the fund should be considered only as a supplement to a complete investment program.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios,Technology Growth Portfolio
made available through insurance products may be similar to other funds managed or advised by
Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through
July 31, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.
3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.

The Portfolio 5

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 3.59	$ 4.97
Ending value (after expenses)	$1,227.90	$1,225.40

COMPARING YOUR PORTFOLIO’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 3.26	$ 4.51
Ending value (after expenses)	$1,021.57	$1,020.33

† Expenses are equal to the portfolio’s annualized expense ratio of .65% for Initial shares and .90% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—97.0%	Shares	Value ($)
Consumer Discretionary—1.9%
Amazon.com	29,010 [a]	2,426,977
Information Technology—94.2%
Accenture, Cl. A	91,972	3,077,383
Activision Blizzard	197,610 [a]	2,495,814
Akamai Technologies	118,940 [a,b]	2,281,269
Alcatel-Lucent, ADR	2,016,426	5,000,736
Amphenol, Cl. A	76,605	2,423,782
Analog Devices	175,625	4,351,988
Apple	42,561 [a]	6,061,963
Autodesk	58,730 [a]	1,114,695
BMC Software	56,030 [a]	1,893,254
Broadcom, Cl. A	209,725 [a]	5,199,083
Cavium Networks	80,815 [a,b]	1,358,500
Citrix Systems	41,760 [a,b]	1,331,726
Cognizant Technology Solutions, Cl. A	145,975 [a]	3,897,532
Computer Sciences	44,920 [a]	1,989,956
Dolby Laboratories, Cl. A	76,280 [a,b]	2,843,718
Electronic Arts	71,842 [a]	1,560,408
EMC	349,540 [a]	4,578,974
Google, Cl. A	9,050 [a]	3,815,389
Hewlett-Packard	63,215	2,443,260
JDA Software Group	31,980 [a]	478,421
JDS Uniphase	495,360 [a]	2,833,459
Juniper Networks	213,379 [a]	5,035,744
Lam Research	129,210 [a]	3,359,460
Microsoft	223,705	5,317,468
Motorola	845,470	5,605,466
Nokia, ADR	252,520 [b]	3,681,742

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Oracle	180,823	3,873,229
Paychex	80,920 [b]	2,039,184
QUALCOMM	57,560	2,601,712
Quest Software	131,720 [a]	1,836,177
Research In Motion	75,010 [a]	5,329,461
Sybase	56,400 [a,b]	1,767,576
Symantec	168,670 [a]	2,624,505
Texas Instruments	252,390	5,375,907
Tyco Electronics	139,000	2,584,010
Visa, Cl. A	26,795 [b]	1,668,257
Western Digital	98,350 [a]	2,606,275
Western Union	70,277	1,152,543
Yahoo!	236,960 [a]	3,710,794
		121,200,820
Telecommunication Services—.9%
Metropcs Communications	91,457 [a]	1,217,293
Total Common Stocks
(cost $125,399,986)		124,845,090

Other Investment—3.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,928,718)	3,928,718 [c]	3,928,718

8

Investment of Cash Collateral
for Securities Loaned—9.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $12,497,643)	12,497,643 [c]	12,497,643
Total Investments (cost $141,826,347)	109.8%	141,271,451
Liabilities, Less Cash and Receivables	(9.8%)	(12,608,045)
Net Assets	100.0%	128,663,406

ADR—American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan.At June 30, 2009, the total market value of the portfolio’s securities on loan is $12,048,572 and the total market value of the collateral held by the portfolio is $12,497,643.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	94.2	Telecommunication Services	.9
Money Market Investments	12.8
Consumer Discretionary	1.9		109.8

† Based on net assets.
See notes to financial statements.

The Portfolio 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,048,572)—Note 1(c):
Unaffiliated issuers	125,399,986	124,845,090
Affiliated issuers	16,426,361	16,426,361
Cash		228,798
Receivable for investment securities sold		2,372,017
Receivable for shares of Beneficial Interest subscribed		22,686
Dividends receivable		8,995
Prepaid expenses		4,238
		143,908,185
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		81,018
Liability for securities on loan—Note 1(c)		12,497,643
Payable for investment securities purchased		2,563,019
Payable for shares of Beneficial Interest redeemed		70,877
Accrued expenses		32,222
		15,244,779
Net Assets ($)		128,663,406
Composition of Net Assets ($):
Paid-in capital		251,484,902
Accumulated undistributed investment income—net		91,091
Accumulated net realized gain (loss) on investments		(122,357,691)
Accumulated net unrealized appreciation
(depreciation) on investments		(554,896)
Net Assets ($)		128,663,406

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	56,611,893	72,051,513
Shares Outstanding	7,278,243	9,446,457
Net Asset Value Per Share ($)	7.78	7.63

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $21,559 foreign taxes withheld at source):
Unaffiliated issuers	484,625
Affiliated issuers	3,299
Income from securities lending	22,846
Interest	8,052
Total Income	518,822
Expenses:
Investment advisory fee—Note 3(a)	402,882
Distribution fees—Note 3(b)	73,609
Auditing fees	25,755
Custodian fees—Note 3(b)	8,883
Trustees’ fees and expenses—Note 3(c)	4,537
Shareholder servicing costs—Note 3(b)	4,308
Prospectus and shareholders’ reports	4,030
Legal fees	3,756
Loan commitment fees—Note 2	519
Miscellaneous	8,422
Total Expenses	536,701
Less—waiver of fees
due to undertaking—Note 3(a)	(113,436)
Less—reduction in fees
due to earnings credits—Note 1(c)	(38)
Net Expenses	423,227
Investment Income—Net	95,595
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(16,965,122)
Net unrealized appreciation (depreciation) on investments	39,138,663
Net Realized and Unrealized Gain (Loss) on Investments	22,173,541
Net Increase in Net Assets Resulting from Operations	22,269,136

See notes to financial statements.

The Portfolio 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	95,595	368,645
Net realized gain (loss) on investments	(16,965,122)	(20,020,118)
Net unrealized appreciation
(depreciation) on investments	39,138,663	(52,834,432)
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,269,136	(72,485,905)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(244,348)	—
Service Shares	(119,801)	—
Total Dividends	(364,149)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,312,969	6,183,130
Service Shares	11,960,377	27,279,038
Dividends reinvested:
Initial Shares	244,348	—
Service Shares	119,801	—
Cost of shares redeemed:
Initial Shares	(3,738,809)	(14,365,722)
Service Shares	(6,553,075)	(18,074,552)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,345,611	1,021,894
Total Increase (Decrease) in Net Assets	28,250,598	(71,464,011)
Net Assets ($):
Beginning of Period	100,412,808	171,876,819
End of Period	128,663,406	100,412,808
Undistributed investment income—net	91,091	359,645

12

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Capital Share Transactions:
Initial Shares
Shares sold	601,499	710,995
Shares issued for dividends reinvested	37,362	—
Shares redeemed	(561,459)	(1,644,966)
Net Increase (Decrease) in Shares Outstanding	77,402	(933,971)
Service Shares
Shares sold	1,689,144	3,139,725
Shares issued for dividends reinvested	18,661	—
Shares redeemed	(1,002,856)	(2,285,905)
Net Increase (Decrease) in Shares Outstanding	704,949	853,820

See notes to financial statements.

The Portfolio 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The portfolio’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the portfolio’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Initial Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	6.37	10.83	9.44	9.05	8.72	8.68
Investment Operations:
Investment income (loss)—net[a]	.01	.03	(.01)	(.00)[b]	(.02)	(.01)
Net realized and unrealized
gain (loss) on investments	1.44	(4.49)	1.40	.39	.35	.05
Total from Investment Operations	1.45	(4.46)	1.39	.39	.33	.04
Distributions:
Dividends from
investment income—net	(.04)	—	—	—	—	—
Net asset value, end of period	7.78	6.37	10.83	9.44	9.05	8.72
Total Return (%)	22.79[c]	(41.18)	14.72	4.31	3.78	.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86[d]	.85	.84	.85	.81	.85
Ratio of net expenses
to average net assets	.65[d]	.65	.77	.85[e]	.81[e]	.85[e]
Ratio of net investment income
(loss) to average net assets	.32[d]	.39	(.08)	(.01)	(.21)	(.10)
Portfolio Turnover Rate	83.26[c]	118.50	104.97	66.05	49.08	62.50
Net Assets, end of period
($ x 1,000)	56,612	45,890	88,083	90,322	78,753	94,397

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

14

Six Months Ended
June 30, 2009			Year Ended December 31,
Service Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	6.24	10.62	9.28	8.92	8.62	8.60
Investment Operations:
Investment income (loss)—net[a]	.00[b]	.01	(.03)	(.02)	(.04)	(.02)
Net realized and unrealized
gain (loss) on investments	1.40	(4.39)	1.37	.38	.34	.04
Total from Investment Operations	1.40	(4.38)	1.34	.36	.30	.02
Distributions:
Dividends from
investment income—net	(.01)	—	—	—	—	—
Net asset value, end of period	7.63	6.24	10.62	9.28	8.92	8.62
Total Return (%)	22.54[c]	(41.24)	14.44	4.04	3.48	.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[d]	1.10	1.09	1.11	1.06	1.10
Ratio of net expenses
to average net assets	.90[d]	.90	1.02	1.11[e]	1.06[e]	1.10[e]
Ratio of net investment income
(loss) to average net assets	.06[d]	.15	(.33)	(.25)	(.46)	(.24)
Portfolio Turnover Rate	83.26[c]	118.50	104.97	66.05	49.08	62.50
Net Assets, end of period
($ x 1,000)	72,052	54,523	83,793	81,399	52,321	36,047

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Portfolio 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “portfolio”).The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to provide capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser.

MBSC Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager served as the distributor of the portfolio’s shares, which are sold without a sales charge. The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

16

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Fair valuing of securities may be determined with the assis-

The Portfolio 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board ofTrustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The portfolio adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the portfolio’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

The following is a summary of the inputs used as of June 30, 2009 in valuing the portfolio’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	116,162,612	—	—	116,162,612
Equity Securities—
Foreign	8,682,478	—	—	8,682,478
Mutual Funds	16,426,361	—	—	16,426,361
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Foreign currency transactions: The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios’ books and the U.S. dollar equivalent of the

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has arrangements with the custodian and cash management bank whereby the portfolio may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of NewYork Mellon earned $7,615 from lending portfolio securities, pursuant to the securities lending agreement.

20

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the portfolio did not have any liabilities for any uncertain tax positions.The portfolio recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The portfolio has an unused capital loss carryover of $95,644,421 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $32,057,973 of the carryover expires in fiscal 2009, $40,345,577 expires in fiscal 2010, $7,722,694 expires in fiscal 2011, $3,537,823 expires in fiscal 2012 and $11,980,354 expires in fiscal 2016.

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The portfolio participates with other Dreyfus-managed portfolios in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the portfolio has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the portfolio based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended June 30, 2009, the portfolio did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed, from January 1, 2009 to July 31, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, Rule 12b-1 fees, brokerage fees, extraordinary expenses, interest on borrowings and extraordinary expenses, exceed .65% of the value of the average daily net assets of their class. During the period ended June 30, 2009, the Manager waived receipt of fees of $113,436, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make

22

payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2009, Service shares were charged $73,609 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2009, the portfolio was charged $216 pursuant to the transfer agency agreement.

The portfolio compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended June 30, 2009, the portfolio was charged $38 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The portfolio also compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the portfolio was charged $8,883 pursuant to the custody agreement.

During the period ended June 30, 2009, the portfolio was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $79,543, Rule 12B-1 distribution plan fees $14,768, custodian fees $7,234, chief compliance officer fees $1,670 and transfer agency per account fees $71, which are offset against an expense reimbursement currently in effect in the amount of $22,268.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 2009, amounted to $92,838,170 and $87,289,049, respectively.

The portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the portfolio held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized depreciation on investments was $554,896, consisting of $6,913,557 gross unrealized appreciation and $7,468,453 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

24

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6